                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


GOVERNMENT                    The objective of this Defined Fund is safety of
SECURITIES                    capital and a high yield to maturity by investing
INCOME FUND                   in one or more fixed portfolios consisting
U.S. TREASURY SERIES--7       primarily of stripped U.S. Treasury securities
(LADDERED ZERO COUPONS)       with laddered maturities. There can be no
UNIT INVESTMENT TRUSTS        assurance that the Trusts will achieve their
------------------------------objective. Because stripped debt obligations do
/ / U.S. GOVERNMENT SECURITIESnot pay any interest before their maturity, their
/ / U.S. TAX-EXEMPT FOR       market prices (and therefore the value of Trust
     QUALIFYING FOREIGN       Units) will vary more than for obligations which
     INVESTORS                make periodic interest payments. Also, investors
                              will be deemed to have received taxable income to the extent of accrued original issue discount on the stripped securities, although no cash will be distributed until maturity. Accordingly these
                              Trusts are best suited for tax-deferred and tax-exempt accounts and qualifying foreign investors.
                              Minimum purchase: One Unit



                              --------------------------------------------------
                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                              DISAPPROVED
                              BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                              STATE
                              SECURITIES COMMISSION NOR HAS THE COMMISSION OR
                              ANY
                              STATE SECURITIES COMMISSION PASSED UPON THE
                              ACCURACY
                              OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                              TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              --------------------------------------------------
SPONSORS:                     PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                UNLESS ACCOMPANIED BY GOVERNMENT SECURITIES INCOME
Pierce, Fenner & Smith        FUND PART B
Incorporated                  INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.             PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
PaineWebber Incorporated      REFERENCE.
Prudential Securities         INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Incorporated                  1-800-221-7771.
Dean Witter Reynolds Inc.     PROSPECTUS PART A DATED MARCH 21, 1997.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defined U.S. Treasury Portfolio
----------------------------------------------------------------

Our defined portfolios of U.S. Treasury securities offer you a simple and convenient way to participate in the U.S. Treasury market for attractive yields to the laddered maturities.

INVESTMENT OBJECTIVES

To obtain safety of capital and a high yield to maturity through investment in one or more of three fixed portfolios consisting primarily of stripped U.S. Treasury securities with laddered maturities from 1997-1999 (Assurance Trust 1995(A)), 2000-2004 (Assurance Trust 2000(B)), and from 2005-2009 (Assurance
Trust 2005 (C)). Each Trust was established on October 11, 1989 (the Initial Date of Deposit). The Trusts were designed to accumulate income for a fixed period and then distribute that income in approximately equal amounts over a five-year period (three annual maturities remain in Trust A). Income is accumulated at a predictable yield to maturity, because income is not distributed on a current basis but in effect reinvested and compounded. For each unit of a Trust purchased, an investor will receive total distributions of approximately $1,000 for Units held until maturity of all the underlying securities of that Trust. However, distributions could change if securities are paid or sold, or if the expenses of the Trust change. The Fund was also formed for the purpose of providing protection against changes in interest rates. If interest rates rise during the life of a Trust, the portion of the portfolio that matures each year can be invested at higher rates; if interest rates fall, the rest of the portfolio will continue to earn the higher rates until the remaining securities mature. This structure is known as 'laddering'.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

PROFESSIONAL SELECTION AND SUPERVISION

The securities were selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a security can be sold if retaining it is considered detrimental to investors' interest.

CALL PROTECTION

100% of the aggregate face amount of the Portfolio is not subject to redemption prior to maturity but is payable in full at the stated maturity amounts.

TAX INFORMATION

Investors will have significant amounts of income attributed to them annually as original issue discount is accrued on the non-maturing securities, but there will be no distributions of cash with which to pay those taxes. Accordingly, the Fund is best suited for purchase by tax-advantaged accounts such as Individual Retirement Accounts, self-employed retirement (or Keogh) plans and pension funds and for tax-exempt accounts. For other investors, interest income is exempt from state and local personal income taxes in all states, and from Federal withholding taxes for qualifying foreign investors. (See Section B of Taxes in Part B.)

Allowable contributions to an IRA spousal account have been increased to $4,000 from $2,250 for tax years beginning after December 31, 1996. (See
Taxes--Retirement Plans in PartB.)

DISTRIBUTIONS

There will be no payments of interest on the Stripped Treasury Securities; consequently, there should be no distributions of interest income. Nevertheless, the Trust's gross income is taxable to investors, as explained under Taxes. As each stripped Treasury security matures, the proceeds will be distributed to investors, returning approximately equal portions of principal each year during the maturity period. Distributions will be made in cash two business days following the maturity of each security in the Trust.

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of 3 Units per Trust.

----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

U.S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. The Fund itself and the units are not backed by the full faith and credit of the U.S. Government. Unit price fluctuates and the value of units will decline if interest rates increase. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the Portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units.

Stripped Treasury securities do not make any periodic payments of interest before maturity; accordingly, each Trust is priced at a deep discount from its face amount. Each Trust's Unit price will vary with changes in the market price of the underlying securities in the Trust. The Fund's objectives may not be met if Units are sold before the maturity of all of the underlying securities because market prices of Stripped Treasury securities vary more with changes in interest rates than prices of comparable debt obligations that pay interest currently. This risk is greater when the period to maturity is longer.

California residents are required to have either (1) an annual income of at least $30,000 and a net worth of at least $30,000 or (2) a net worth of $75,000. Net worth would generally be computed exclusive of home, home furnishings and personal automobiles.

--------------------------------------------------------------------------------

            Defined U.S. Treasury Series 7--Assurance Trust 1995(A)


--------------------------------------------------------------------------------

----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PORTFOLIO COMPOSITION

The following information is as of November 30, 1996, the evaluation date.

Assurance Trust 1995(A) contains the following issues of stripped U.S. Treasury securities: $12,200,000 maturing 8/15/97, $12,200,000 maturing 8/15/98 and
$11,789,000 maturing 8/15/99. It also contains an interest-bearing U.S. Treasury security to provide income to pay Trust expenses: $411,000, 8.0%, maturing 8/15/99. Each Security in the Trust is a direct obligation of the United States.

PUBLIC OFFERING PRICE PER UNIT                      $555.33

The Public Offering Price as of November 30, 1996, the evaluation date, is based on the aggregate bid side evaluation of the underlying securities ($33,451,650) divided by the number of units outstanding (61,000) plus a sales charge of 1.25% of the Public Offering Price (1.266% of the value of the underlying securities). The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 3:30 p.m. Eastern time on every business day.

TERMINATION DATE

The Trust will generally terminate following the maturity date of the last maturing security in the Portfolio. The Trust may be terminated earlier if its value is less than 40% of the face amount of securities deposited. On the evaluation date the value of the Trust was 41% of the face amount of securities deposited.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                       As a %
                                                 of Secondary
                                                       Market
                                                Public Offering
                                                        Price
                                                -----------------
Maximum Sales Charges                                    1.25%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                     Amount per
                                                           Unit
                                                   --------------
Trustee's Fee                                        $     0.09
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $     0.20
Evaluator's Fee                                      $     0.02
Other Operating Expenses                             $     0.20
                                                   --------------
TOTAL                                                $     0.51


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price will be based on the lower, bid side evaluation of the securities, as determined by an independent evaluation, plus principal cash, if any, as well as accrued interest. The redemption and secondary market repurchase price as of the evaluation date was $548.39 per unit ($6.94 per unit less than the Public Offering Price). There is no fee for redeeming or selling units.

--------------------------------------------------------------------------------

            Defined U.S. Treasury Series 7--Assurance Trust 2000(B)


--------------------------------------------------------------------------------

----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PORTFOLIO COMPOSITION

The following information is as of November 30, 1996, the evaluation date.

Assurance Trust 2000(B) contains the following issues of stripped U.S. Treasury securities: $4,986,000 maturing 8/15/00, $4,986,000 maturing 8/15/01, $4,986,000 maturing 8/15/02, $4,986,000 maturing 8/15/03 and $4,812,000 maturing 8/15/04.
It also contains an interest-bearing U.S. Treasury security to provide income to pay Trust expenses: $174,000, 11.625%, maturing 11/15/04. Each Security in the Trust is a direct obligation of the United States.

PUBLIC OFFERING PRICE PER UNIT                      $739.14
The Public Offering Price as of November 30, 1996, the evaluation date, is based on the aggregate bid side evaluation of the underlying securities ($18,058,157) divided by the number of units outstanding (24,930) plus a sales charge of 2.00% of the Public Offering Price (2.041% of the value of the underlying securities). The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 3:30 p.m. Eastern time on every business day.

TERMINATION DATE

The Trust will generally terminate following the maturity date of the last maturing security in the Portfolio. The Trust may be terminated earlier if its value is less than 40% of the face amount of securities deposited. On the evaluation date the value of the Trust was 49% of the face amount of securities deposited.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                       As a %
                                                 of Secondary
                                                       Market
                                                Public Offering
                                                        Price
                                                -----------------
Maximum Sales Charges                                    2.00%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                     Amount per
                                                           Unit
                                                   --------------
Trustee's Fee                                        $     0.15
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $     0.30
Evaluator's Fee                                      $     0.05
Other Operating Expenses                             $     0.16
                                                   --------------
TOTAL                                                $     0.66


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price will be based on the lower, bid side evaluation of the securities, as determined by an independent evaluation, plus principal cash, if any, as well as accrued interest. The redemption and secondary market repurchase price as of the evaluation date was $724.35 per unit ($14.79 per unit less than the Public Offering Price). There is no fee for redeeming or selling units.

--------------------------------------------------------------------------------

            Defined U.S. Treasury Series 7--Assurance Trust 2005(C)


--------------------------------------------------------------------------------

----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PORTFOLIO COMPOSITION

The following information is as of November 30, 1996, the evaluation date.

Assurance Trust 2005(C) contains the following issues of stripped U.S. Treasury securities: $2,440,000 maturing 8/15/05, $2,440,000 maturing 8/15/06, $2,440,000 maturing 8/15/07, $2,440,000 maturing 8/15/08 and $2,357,000 maturing 8/15/09.
It also contains an interest-bearing U.S. Treasury security to provide income to pay Trust expenses: $83,000, 9.375%, maturing 2/15/06. Each Security in the Trust is a direct obligation of the United States.

PUBLIC OFFERING PRICE PER UNIT                      $539.03
The Public Offering Price as of November 30, 1996, the evaluation date, is based on the aggregate bid side evaluation of the underlying securities ($6,378,874) divided by the number of units outstanding (12,200) plus a sales charge of 3.00% of the Public Offering Price (3.093% of the value of the underlying securities). The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 3:30 p.m. Eastern time on every business day.

TERMINATION DATE

The Trust will generally terminate following the maturity date of the last maturing security listed in the Portfolio. The Trust may be terminated earlier if its value is less than 40% of the face amount of securities deposited. On the evaluation date the value of the Trust was 26% of the face amount of securities deposited.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                       As a %
                                                 of Secondary
                                                       Market
                                                Public Offering
                                                        Price
                                                -----------------
Maximum Sales Charges                                    3.00%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                     Amount per
                                                           Unit
                                                   --------------
Trustee's Fee                                        $     0.15
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $     0.30
Evaluator's Fee                                      $     0.11
Other Operating Expenses                             $     0.05
                                                   --------------
TOTAL                                                $     0.61


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price will be based on the lower, bid side evaluation of the securities, as determined by an independent evaluation, plus principal cash, if any, as well as accrued interest. The redemption and secondary market repurchase price as of the evaluation date was $522.86 per unit ($16.17 per unit less than the Public Offering Price). There is no fee for redeeming or selling units.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Treasury Series 7 - Laddered Zero Coupons:

We have audited the accompanying statements of condition of the Assurance Trust 1995 (A), the Assurance Trust 2000 (B) and the Assurance Trust 2005 (C) of Defined Asset Funds - Government Securities Income Fund, U.S. Treasury Series 7
- Laddered Zero Coupons, including the portfolios, as of November 30, 1996 and the related statements of operations and of changes in net assets for the years ended November 30, 1996, 1995 and 1994. These financial statements are the responsibility of the Trustee. (See Note 6.) Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 1996, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Treasury Series 7
- Laddered Zero Coupons at November 30, 1996 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
March 5, 1997
                                      D-1

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF CONDITION
AS OF NOVEMBER 30, 1996












                                                               ASSURANCE     ASSURANCE
                                                                 TRUST         TRUST
                                                                1995(A)       2000(B)

TRUST PROPERTY:
  Investment in marketable securities - at value
    (see Portfolios and Note 1)                               $33,451,650   $18,058,157
  Accrued interest receivable                                       9,590           843
  Cash                                                             16,525         6,923

          Total trust property                                 33,477,765    18,065,923

LESS LIABILITY - Accrued expenses                                  11,695         7,753

NET ASSETS (Note 2)                                           $33,466,070   $18,058,170

UNITS OUTSTANDING                                                  61,000        24,930

UNIT VALUE                                                        $548.62       $724.35

                                                                ASSURANCE
                                                                  TRUST
                                                                 2005(C)

TRUST PROPERTY:
  Investment in marketable securities - at value
    (see Portfolios and Note 1)                                $ 6,378,874
  Accrued interest receivable                                        2,270

          Total trust property                                   6,381,144

LESS LIABILITIES:
  Accrued expenses                          $ 5,451
  Advance from Trustee                       22,704                 28,155

NET ASSETS (Note 2)                                            $ 6,352,989

UNITS OUTSTANDING                                                   12,200

UNIT VALUE                                                         $520.74


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF OPERATIONS













                                                                ASSURANCE TRUST
                                                                    1995(A)
                                                            Years Ended November 30,
                                                         1996         1995         1994

INVESTMENT INCOME:
  Interest income                                     $   35,371   $   36,542   $   23,129
  Accretion of original issue discount                 2,101,669    3,262,406    2,425,753
  Trustee's fees and expenses                            (16,588)     (17,157)     (12,671)
  Sponsors' fees                                          (1,187)      (9,271)      (9,823)

  Net investment income                                2,119,265    3,272,520    2,426,388

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed         1,521,152      790,160
  Unrealized appreciation (depreciation) of
    investments                                       (1,299,391)   2,738,745   (2,828,681)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS                                            221,761    3,528,905   (2,828,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $2,341,026   $6,801,425   $ (402,293)

                                                                ASSURANCE TRUST
                                                                    2000(B)
                                                            Years Ended November 30,
                                                         1996         1995         1994

INVESTMENT INCOME:
  Interest income                                     $   21,333   $   23,854   $   12,894
  Accretion of original issue discount                 1,158,505    1,341,153      776,857
  Trustee's fees and expenses                            (11,102)     (22,683)      (8,121)
  Sponsors' fees                                          (3,510)      (6,479)      (4,622)

  Net investment income                                1,165,226    1,335,845      777,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed           746,244      301,872
  Unrealized appreciation (depreciation) of
    investments                                       (1,195,277)   2,726,628   (1,614,483)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS                                           (449,033)   3,028,500   (1,614,483)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $  716,193   $4,364,345   $ (837,475)


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF OPERATIONS


                                                               ASSURANCE TRUST
                                                                    2005(C)
                                                            Years Ended November 30,
                                                          1996        1995         1994

INVESTMENT INCOME:
  Interest income                                       $  8,129   $    8,354    $   5,734
  Accretion of original issue discount                   393,165      426,082      295,683
  Trustee's fees and expenses                            (31,813)      (7,457)      (2,953)
  Sponsors' fees                                          (2,202)      (2,671)      (2,369)

  Net investment income                                  367,279      424,308      296,095

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       189,447      170,904      125,218
  Unrealized appreciation (depreciation) of
    investments                                         (392,021)   1,331,465     (863,504)

  Net realized and unrealized gain (loss) on
    investments                                         (202,574)   1,502,369     (738,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $164,705   $1,926,677    $(442,191)


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF CHANGES IN NET ASSETS


                                                               ASSURANCE TRUST
                                                                   1995(A)
                                                          Years Ended November 30,
                                                      1996          1995          1994

OPERATIONS:
  Net investment income                           $ 2,119,265    $ 3,272,520   $ 2,426,388











  Realized gain on securities sold                  1,521,152        790,160
  Unrealized appreciation (depreciation) of
    investments                                    (1,299,391)     2,738,745    (2,828,681)

  Net increase (decrease) in net assets
    resulting from operations                       2,341,026      6,801,425      (402,293)

PRINCIPAL DISTRIBUTIONS (Note 5)                  (13,050,000)   (15,700,000)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                     8,226,545    33,469,462
  Redemption of units                              (9,868,940)    (2,597,791)

  Net capital share transactions                   (9,868,940)     5,628,754    33,469,462

NET INCREASE (DECREASE) IN NET ASSETS             (20,577,914)    (3,269,821)   33,067,169

NET ASSETS AT BEGINNING OF YEAR                    54,043,984     57,313,805    24,246,636

NET ASSETS AT END OF YEAR                         $33,466,070    $54,043,984   $57,313,805

PER UNIT:
  Principal distributions during the year             $200.00       $200.00

  Net asset value at end of year                      $548.62       $713.45        $824.66

TRUST UNITS OUTSTANDING AT END OF YEAR                 61,000        75,750         69,500


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                ASSURANCE TRUST
                                                                    2000(B)
                                                            Years Ended November 30,
                                                         1996         1995         1994

OPERATIONS:
  Net investment income                           $ 1,165,226    $ 1,335,845   $   777,008
  Realized gain on securities sold                    746,244        301,872
  Unrealized appreciation (depreciation) of
    investments                                    (1,195,277)     2,726,628    (1,614,483)

  Net increase (decrease) in net assets resulting











    from operations                                   716,193      4,364,345      (837,475)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                     4,269,148     7,233,679
  Redemption of units                              (4,287,046)    (2,420,017)

  Net capital share transactions                   (4,287,046)     1,849,131     7,233,679

NET INCREASE (DECREASE) IN NET ASSETS              (3,570,853)     6,213,476     6,396,204

NET ASSETS AT BEGINNING OF YEAR                    21,629,023     15,415,547     9,019,343

NET ASSETS AT END OF YEAR                         $18,058,170    $21,629,023   $15,415,547

PER UNIT:
  Net asset value at end of year                      $724.35       $693.68        $556.92

TRUST UNITS OUTSTANDING AT END OF YEAR                 24,930         31,180        27,680


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                ASSURANCE TRUST
                                                                    2005(C)
                                                            Years Ended November 30,
                                                         1996         1995         1994

OPERATIONS:
  Net investment income                            $  367,279     $  424,308    $  296,095
  Realized gain on securities sold                    189,447        170,904       125,218
  Unrealized appreciation (depreciation) of
    investments                                      (392,021)     1,331,465      (863,504)

  Net increase (decrease) in net assets
    resulting from operations                         164,705      1,926,677      (442,191)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                     1,962,181     2,464,933
  Redemption of units                                (965,100)    (1,140,469)     (942,044)

  Net capital share transactions                     (965,100)       821,712     1,522,889

NET INCREASE (DECREASE) IN NET ASSETS                (800,395)     2,748,389     1,080,698

NET ASSETS AT BEGINNING OF YEAR                     7,153,384      4,404,995     3,324,297












NET ASSETS AT END OF YEAR                          $6,352,989     $7,153,384    $4,404,995

PER UNIT:
  Net asset value at end of year                      $520.74       $503.76        $368.62

TRUST UNITS OUTSTANDING AT END OF YEAR                 12,200         14,200        11,950


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities purchased is based on offering side evaluations at dates of purchases and has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

 (c)Each Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.  NET ASSETS, NOVEMBER 30, 1996

ASSURANCE TRUST 1995(A)

Cost of 61,000 units at Dates of Deposit                   $26,932,901
Less sales charges                                             673,296
Net amount applicable to Holders                            26,259,605
Net cost of units redeemed less redemption amounts          (2,337,360)
Realized gain on securities sold                             2,337,360
Unrealized appreciation of investments                         294,648
Net capital applicable to Holders                           26,554,253
Overdistributed net investment income (including
  $10,871,868 of accretion of original issue discount)       6,911,817

Net assets                                                 $33,466,070

ASSURANCE TRUST 2000(B)

Cost of 24,930 units at Dates of Deposit                   $13,431,147











Less sales charges                                             402,961
Net amount applicable to Holders                            13,028,186
Net cost of units redeemed less redemption amounts          (1,135,164)
Realized gain on securities sold                             1,135,164
Unrealized appreciation of investments                       1,226,431
Net capital applicable to Holders                           14,254,617
Overdistributed net investment income (including
  $4,343,879 of accretion of original issue discount)        3,803,553

Net assets                                                 $18,058,170

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

NOTES TO FINANCIAL STATEMENTS

ASSURANCE TRUST 2005(C)

Cost of 12,200 units at Dates of Deposit                   $ 4,762,550
Less sales charges                                             190,516
Net amount applicable to Holders                             4,572,034
Net cost of units redeemed less redemption amounts            (667,939)
Realized gain on securities sold                               667,939
Unrealized appreciation of investments                         689,350
Net capital applicable to Holders                            5,261,384
Overdistributed net investment income (including $1,235,754
  of accretion of original issue discount)                   1,091,605

Net assets                                                  $6,352,989

3.  CAPITAL SHARE TRANSACTIONS

    Units were issued as follows:

                                                       Years Ended November 30,
     Trust                                             1996     1995      1994

       Assurance Trust 1995(A)                                 9,750     40,500
       Assurance Trust 2000(B)                                 7,250     12,750
       Assurance Trust 2005(C)                                 4,750      6,500

Units were redeemed as follows:
                                                       Years Ended November 30,
     Trust                                             1996     1995      1994

       Assurance Trust 1995(A)                       14,750    3,500
       Assurance Trust 2000(B)                        6,250    3,750
       Assurance Trust 2005(C)                        2,000    2,500      2,500

    Units may be redeemed at the office of The Bank of New York, the Trustee, upon tender thereof generally on any business day or, in the case of uncertified units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee. See "Redemption" in this Prospectus, Part B.

4.  INCOME TAXES

    All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

    At November 30, 1996, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

NOTES TO FINANCIAL STATEMENTS

5.  DISTRIBUTIONS

    It is anticipated that each Trust will make distributions two business days following the maturity of each security in that Trust to Holders of record five business days prior to the date of such distribution.

6.  CHANGE OF TRUSTEE

    On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

PORTFOLIOS
AS OF NOVEMBER 30, 1996

       Portfolio No.
       and Title of       Interest                   Face         Adjusted
        Securities          Rates   Maturities      Amount        Cost(1)       Value(1)

ASSURANCE TRUST 1995(A)
1   Stripped Treasury
    Securities (2)          0.000%   8/15/97      $12,200,000    $11,799,803   $11,763,972
2   Stripped Treasury
    Securities (2)          0.000%   8/15/98       12,200,000     11,013,664    11,117,860
3   Stripped Treasury











    Securities (2)          0.000%   8/15/99       11,789,000      9,914,772    10,135,239
4   U.S. Treasury Notes     8.000%   8/15/99          411,000        428,763       434,579

    Total                                         $36,600,000    $33,157,002   $33,451,650



ASSURANCE TRUST 2000(B)
1   Stripped Treasury
    Securities (2)          0.000%   8/15/00      $ 4,986,000    $ 3,881,403   $ 4,041,402
2   Stripped Treasury
    Securities (2)          0.000%   8/15/01        4,986,000      3,595,820     3,807,609
3   Stripped Treasury
    Securities (2)          0.000%   8/15/02        4,986,000      3,324,228     3,583,339
4   Stripped Treasury
    Securities (2)          0.000%   8/15/03        4,986,000      3,069,608     3,358,022
5   Stripped Treasury
    Securities (2)          0.000%   8/15/04        4,812,000      2,734,807     3,032,955
6   U.S. Treasury Notes    11.625%  11/15/04          174,000        225,858       234,830

    Total                                         $24,930,000    $16,831,724   $18,058,157

ASSURANCE TRUST 2005(C)
1   Stripped Treasury
    Securities (2)          0.000%   8/15/05      $ 2,440,000    $ 1,307,979   $ 1,439,210
2   Stripped Treasury
    Securities (2)          0.000%   8/15/06        2,440,000      1,212,337     1,346,123
3   Stripped Treasury
    Securities (2)          0.000%   8/15/07        2,440,000      1,118,744     1,257,722
4   Stripped Treasury
    Securities (2)          0.000%   8/15/08        2,440,000      1,032,545     1,174,714
5   Stripped Treasury
    Securities (2)          0.000%   8/15/09        2,357,000        920,416     1,058,741
6   U.S. Treasury Bond      9.375%   2/15/06           83,000         97,504       102,364

    Total                                         $12,200,000    $ 5,689,525   $ 6,378,874

(1) See Notes to Financial Statements.

(2)  See "Risk Factors - Special Characteristics of Stripped Treasury
     Securities" in this Prospectus, Part B.


                         AUTHORIZATION FOR REINVESTMENT
                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                            U.S. TREASURY SERIES--7
                            (LADDERED ZERO COUPONS)
/ / YES, I WANT TO PARTICIPATE IN THE FUND'S REINVESTMENT PLAN AND PURCHASE ADDITIONAL UNITS OF THE FUND EACH MONTH.
     I hereby acknowledge receipt of the Prospectus for Defined Asset Funds Government Securities Income Fund, U.S. Treasury Series--7 (Laddered Zero Coupons), and authorize The Bank of New York to pay distributions on my Units as indicated below (distributions to be reinvested will be paid for my account to The Bank of New York).


          Income distributions
                  (check one):         / / in cash      / / reinvested
                     Principal
          distributions (check
                         one):         / / in cash      / / reinvested


Please print or type


Name                                Registered Holder
Address
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)
City  State  Zip Code


     This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 1313, NEW YORK, NY                        NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          GOVERNMENT SECURITIES INCOME FUND                    UNITED STATES
          U.S. TREASURY SERIES--7
          THE BANK OF NEW YORK
          UNIT INVESTMENT TRUST DEPARTMENT
          P.O. BOX 974
          WALL STREET STATION
          NEW YORK, NY 10268-0974


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                       GOVERNNMENT SECURITIES INCOME FUND
                    CORPORATE INCOME FUND FIRST GNMA SERIES

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
                              PRECEDED BY PART A.
             FURTHER NFORMATION REGARDING THE FUND MAY BE OBTAINED
     WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, AT THE ADDRESS AND
        TELEPHONE NUMBER SET FORTH ON THE BACK COVER OF THIS PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          4
How to Sell Units.....................................          5
Income and Distributions..............................          6
Fund Expenses.........................................          8

                                                          PAGE
                                                        ---------
Taxes.................................................          8
Records & Reports.....................................         12
Trust Indenture.......................................         12
Miscellaneous.........................................         13
Supplemental Information..............................         15
Secondary Market Sales................................        A-1

FUND DESCRIPTION

PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Securities for the Portfolio after considering the Fund's investment objectives as well as the availability of the Securities, the price of the Securities compared to similar securities and the extent to which they were trading at discounts or premiums to par, and the maturities of the Securities. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Securities in the Portfolio appears in Part A of the Prospectus.

     Because each Defined Asset Fund is a preselected portfolio of securities, you know the terms of the Securities before you invest. Of course, the Portfolio will change somewhat over time, as Securities mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Securities are disposed of, this principal should be relatively unaffected by changes in interest rates.

     GNMA Series and Freddie Mac Series. Ginnie Maes are mortgage-backed Securities issued by the Government National Mortgage Association (GNMA), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. The Ginnie Maes are of the 'modified pass-through' type, the terms of which provide for timely monthly payments by the issuers to the registered holders (including the Fund) of their pro rata shares of the scheduled principal payments on account of the mortgages backing these Ginnie Maes, plus any prepayments of principal of such mortgages received, and interest on the aggregate unpaid principal balance of these Ginnie Maes. Ginnie Maes are guaranteed by GNMA as to timely payment of principal and interest. The full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under the guaranty. The GNMA guaranty relates only to payment of principal of and interest on the Ginnie Maes in the Portfolio and not to the Units of the Fund. All mortgages in the pools backing the Ginnie Maes contained in the Portfolio are mortgages on 1-to 4-family dwellings (amortizing over a period of up to 30 years). In general, the mortgages in these pools provide for equal monthly payments over the life of the mortgage (aside from prepayments), designed to repay the principal of the mortgage over this period, together with interest at a fixed rate on the unpaid balance.

     Freddie Macs are mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (FHLMC), which is a corporate instrumentality of the United States, established primarily to increase the availability of mortgage credit for the financing of urgently needed housing. The common stock of FHLMC is owned by the Federal Home Loan Banks. FHLMC Mortgage Participation Certificates (PCs) of the type held by the Portfolios represent an undivided interest in a group of mortgages purchased by FHLMC. The underlying mortgage loans are fixed-rate mortgages with original terms to maturity of about 15 years, most of which are secured by first liens on 1-to 4-family dwellings. FHLMC guarantees the timely payment of interest, the amount of principal due to be paid on the underlying mortgage and the ultimate collection of all principal. The FHLMC PCs are not guaranteed by the United States or by any Federal Home Loan Bank, and they are not backed by the full faith and credit of the United States.

PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. Experienced financial analysts regularly review the Portfolio and a Security may be sold in certain circumstances including the occurrence of a default in payment on the Security, institution of certain legal proceedings, if the Security becomes inconsistent with the Fund's investment objectives, a decline in the price of the Security or the occurrence of other market or credit factors that, in the opinion of Defined Asset Funds research analysts, makes retention of the Security detrimental to the interests of investors.

     The Sponsors and the Trustee are not liable for any default or defect in a Security. If a contract to purchase any Security fails, the Sponsors may generally deposit a replacement security so long as it is a security issued by the same issuer as that of the failed Security and has a fixed maturity date substantially similar to the failed Security. A replacement security must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Security and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Security, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, securities with longer maturities will fluctuate in value more than securities with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Securities may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount securities are lower than comparably rated securities selling at par because discount securities tend to increase in market value as they approach maturity. The current returns of market premium securities are higher than comparably rated securities selling at par because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium security will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     U.S. Treasury Series. U.S. Treasury obligations, though backed by the full faith and credit of the United States, are subject to changes in market value when interest rates fluctuate. 'Laddered' Series seeks to protect against declining interest rates by investing a portion of the Portfolio in longer-term Securities, while if interest rates rise investors will be able to reinvest the proceeds of principal as it is returned in higher yielding obligations. It is anticipated that equal portions of principal invested will be returned annually as Securities mature.

     Treasury 'Zero' Series. The value of Stripped Treasury Securities, and therefore of the Units of these Series, may be subject to greater fluctuations in response to changing interest rates than in a fund consisting of debt obligations with comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer. Furthermore, the stripping of the interest coupons will cause the Units and therefore the investor's pro rata portion of each Stripped Treasury Security to be purchased at a deep discount. The Stripped

Treasury Securities do not make any periodic payments of interest. Accordingly, Funds holding primarily Stripped Treasury Securities are not a suitable investment for persons seeking current cash distributions.

     GNMA Series and Freddie Mac Series. Ginnie Maes and FHLMC PCs purchased at a market discount will increase in value faster than Ginnie Maes and FHLMC PCs purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of these Securities purchased at a market discount will decrease faster than those purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Securities and the prepayment benefit for lower yielding, discount Securities will be reduced. The potential for appreciation on the Securities, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline. In addition, prepayments of principal on Ginnie Maes and FHLMC PCs purchased at a premium over par will result in some loss on investment while prepayments on Ginnie Maes and FHLMC PCs purchased at a discount from par will result in some gain on investment. The Securities in the Portfolio, though backed by GNMA or FHLMC, are subject to changes in market value when interest rates fluctuate.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the date of this Prospectus which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Fund.

PAYMENT OF THE SECURITIES AND LIFE OF THE FUND

     The size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Securities as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

     GNMA Series and Freddie Mac Series. Monthly payments and prepayments of principal are made to the Fund in respect of the mortgages underlying the Securities. All of the mortgages in the pools relating to the Securities are subject to prepayment without any significant premium or penalty at the option of the mortgagors (i.e., the homeowners). While the mortgages on 1-to 4-family dwellings underlying the Ginnie Maes are amortized over a period of up to 30 years and those underlying the FHLMC PCs are amortized over a period of up to 15 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, is much less, perhaps as little as nine and 6 years, respectively. Generally speaking, a number of factors, including mortgage market interest rates and homeowners mobility, will affect the average life of the Ginnie Maes and FHLMC PSc. Changes in prepayment patterns which are influenced by changes in housing cycles and mortgage refinancing could influence yield assumptions used in pricing the securities.

     While the value of these mortgage backed securities generally fluctuates inversely with changes in interest rates, it should be noted that their potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline. Accordingly, the termination of the Fund might be accelerated as a result of prepayments made as described above.

     Early termination of a Fund or early payments of principal may have important consequences to the investor; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending in part on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Security or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter Units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Securities remaining in the Portfolio although any Security unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Securities, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

HOW TO BUY UNITS

PUBLIC OFFERING PRICE

     Units are available from any of the Sponsors at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund. In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Securities, and includes a sales charge based on the number of Units of the Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix A). Purchases in the secondary market of one or more Series sponsored by the Sponsors that have the same rates of sales charge may be aggregated.

     To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser. This procedure may be amended or terminated at any time without notice.

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit or per 1,000 Units, as applicable.

     Net accrued interest is added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Securities, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors).

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and the following Federal holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. Securities evaluations are generally determined on the basis of current bid or offer prices for the Securities or comparable securities or by appraisal or by any combination of these methods. Under current market conditions the bid prices for Treasury obligations of the type deposited in the Portfolio are expected to be approximately .10% less than the offer price. The bid price for the Ginnie Maes and Freddie Mac PCs of the type deposited in the Portfolio are expected to be 1/4 to 1/2 of 1% less than the offer price. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of Units). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS

     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Securities, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS

     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. The Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment. If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.

     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The Redemption Price per Unit is computed each Business Day by adding the value of the Securities, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units. Securities are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Securities selected by the Agent for the Sponsors, based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Securities would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.

     Redemptions may be suspended or payment postponed if the New York Stock Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Securities not reasonably practicable, or for any other period permitted by the SEC.

     Monthly Payment U.S. Treasury Series. You may request distribution in kind from the Trustee instead of cash redemption, provided that you are tendering Units with a value of at least $50,000. By the seventh calendar day after tender, an amount and value of Securities per Unit, together with a pro rata portion of the cash balance in the Fund, equal to the Redemption Price per Unit, will be paid over to the Trustee, as distribution agent, and either held for your account or disposed of in accordance with your instructions. Any brokerage commissions on sales of Securities in connection with in-kind redemptions will be borne by you. The Sponsors may modify or terminate this redemption in kind option at any time without notice to investors.

REDEMPTION BY CHECK

     Investors in some Funds (identified in Part A of the Prospectus) who have submitted a properly completed application form and who have elected, by surrendering any Certificates with this application, to hold their Units in uncertificated form are entitled to receive upon request without charge checks which will be drawn upon a special account of the Fund with The Chase Manhattan Bank, N.A. (the 'Bank'). This election, however, does not create a checking or other bank account relationship between an investor and the Bank. Checks may be made payable to the order of any person in amounts of $500 or more. When a check is presented to the Bank for payment, this shall be treated as a tender for redemption of a sufficient number of Units to cover the amount of the check. So long as the Sponsors are maintaining a market at prices in excess of the Redemption Price per Unit, the Sponsors will repurchase any of the Units that are tendered at a price computed as set forth under Market for Units. If the Sponsors are no longer maintaining such a market, Units tendered for redemption by check will be redeemed at their Redemption Price per Unit, based on the lower bid side evaluation of the Securities. Units may not be tendered by check within 15 days following their date of purchase.

     Investors who choose to utilize the Fund's check writing service are subject to the procedures, rules and regulations of the Bank governing checking accounts and redemptions by draft.

     The Bank will not honor checks for amounts exceeding the value of the investor's Units at the time the check is presented to the Bank for payment. If insufficient Units are in the account, the check will be returned marked 'insufficient funds'. Since the dollar value of the Units may change daily, the total value of the account may not be determined in advance and, accordingly, the account may not be entirely redeemed by check. For the same reason, even checks written for amounts less than the present value of an investor's account may be dishonored if the value of the Units in the account declines between the time when the check is written and the time when it is presented for payment. The Bank will not honor checks personally presented for payment at any office of the Bank. This checking service may be terminated or modified at any time by the Bank upon prior notice to the investors.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of any distributions of interest income net of estimated expenses. Along with the income distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Security to the extent available for distribution. As each Security in the Portfolio matures, the balance in the Capital Account will be distributed on or about the second business day following the maturity date to investors of record on the business day immediately preceding the distribution day. Stripped ('Zero') Treasury Securities pay only at maturity.

     The estimated annual income per Unit, after deducting estimated annual Fund expenses, will change as Securities mature, are called or sold or otherwise disposed of, as prepayments occur on mortgages underlying any mortgage-backed Securities, as replacement obligations are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates and the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional redemptions of Securities, prepayments on mortgage-backed Securities or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing securities in the Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimatd life of the Fund. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual securities in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each security's yield by its market value and the time remaining to the call or maturity date, depending on how the security is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying securities.

     No return estimated can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual security may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

     GNMA Series and Freddie Mac Series. The estimated long-term return figure is calculated using an estimated average life for the Securities. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When the Fund has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Fund contains Securities priced at a discount and lower if the Securities are priced at premium. Conversely, when the Fund has a longer average life than is estimated, Estimated Long Term Return will be lower if the Securities are priced at a discount and higher if the Securities are priced at a premium. To calculate estimated average life an assumption of the present average age of available mortgage-backed Securities in the marketplace with the same coupon is made; the calculation of estimated average life is based upon actual recent prepayments, industry assumptions about prepayments and analysis of several factors including, among other things, the coupon, the housing environment, the present interest rate (no change in interest rate is assumed) and historical trends. For a more detailed explanation of the calculation of estimated average life, see Payment of the Securities and Life of the Fund--GNMA Series and Freddie Mac Series above.

REINVESTMENT --GNMA SERIES 1, 2, J, 1A, 1B, 1C, 1I, 1K, 1V-1Z

     Distributions will be paid in cash unless you elect to have your distributions reinvested in The GNMA Fund Investment Accumulation Program, Inc. The Program is an open-end management investment company whose primary investment objective is to obtain a high level of current income through investment in a portfolio of Ginnie Maes. Investors participating in the Program will be taxed on their reinvested distributions in the manner described in Taxes even though distributions are reinvested in the Program. For more complete information about the Program, including charges and expenses, return the enclosed form for a prospectus. Read it carefully before you decide to participate. Notice of election to participate must be received by the Trustee in writing at least ten days before the Record Day for the first distribution to which the notice is to apply.

REINVESTMENT --MONTHLY PAYMENT U.S. TREASURY SERIES 1-5, 18, GNMA SERIES 1R, 1S,
               1T, 1U; FREDDIE MAC SERIES 10-12

     Distributions on Units may be reinvested by participating in the Fund's reinvestment plan. Under the plan, the Units acquired for investors will be either Units already held in inventory by the Sponsors or new Units created by the Sponsors's deposit of additional Securities.

     Purchases made pursuant to the Reinvestment Plan will be made at a reduced sales charge. Unit prices are based on the bid side evaluation of the underlying Securities. Under the Reinvestment Plan, the Fund will pay the distributions to the Trustee which in turn will purchase for the Holder full and fractional Units of the Fund at the price determined as of the close of business on the distribution day and will add the Units to the Holder's account and send the Holder an account statement reflecting the reinvestment. The Sponsors reserve the right to amend, modify or terminate the reinvestment plan at any time without prior notice. Investors holding Units in 'street name' should contact their broker, dealer or financial institution if they wish to participate in the reinvestment plan.

     Monthly Payment Series 1 and 3. Only income distributions may be reinvested; principal distributions will be paid in cash. Units purchased by reinvestment of income distributions will be acquired at net asset value; no sale charge will be deducted.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Securities for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.25 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Series of Government Securities Income Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per Unit or per 1,000 Units as applicable. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or some portion of the expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Any balance of the expenses incurred in establishing the Fund, as well as advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES -- SECTION A: MONTHLY PAYMENT U.S. TREASURY SERIES 18; GNMA SERIES 1, 2,
         1R-1Z; FREDDIE MAC SERIES 10-12

TAXATION OF THE FUND

     The Fund intends to qualify for and elect the special tax treatment applicable to 'regulated investment companies' under Sections 851-855 of the Internal Revenue Code of 1986, as amended (the 'Code'). Qualification and election as a 'regulated investment company' involve no supervision of investment policy or management by any government agency. If the Fund qualifies as a 'regulated investment company' and distributes to investors 90% or more of its taxable income without regard to its net capital gain (net capital gain is defined as the excess of net long-term capital gain over short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) it distributes to investors in a timely manner. In addition, the Fund will not be subject to the 4% excise tax on certain undistributed income of 'regulated investment companies' to the extent it distributes to investors in a timely manner at least 98% of its taxable income (including any net capital gain). It is anticipated that the Fund will not be subject to Federal income tax or the excise tax because the Indenture requires the distribution of the Fund's taxable income (including any net capital gain) in a timely manner. Although all or a portion of the Fund's taxable income (including any net capital gain) for a calendar year may be distributed shortly after the end of the calendar year, such a distribution will be treated for Federal income tax purposes as having been received by investors during the calendar year.

DISTRIBUTIONS

     Distributions to investors of the Fund's interest income, gain that is treated as ordinary income under the market discount rules, and any net short-term capital gain in any year will be taxable as ordinary income to investors to the extent of the Fund's taxable income (without regard to any net capital gain) for that year. Any excess will be treated as a return of capital and will reduce the investor's basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. It is anticipated that substantially all of the distributions of the Fund's interest income, ordinary gain and any net short-term capital gain will be taxable as ordinary income to investors.

     Distributions that are taxable as ordinary income to investors will constitute dividends for Federal income tax purposes but will not be eligible for the dividends-received deduction for corporations. Distributions of the Fund's net capital gain (designated as capital gain dividends by the Fund) will be taxable to investors as long-term capital gain, regardless of the time the Units have been held by an investor. An investor will recognize taxable gain or loss if the investor sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will be capital gain or loss, except in the case of a dealer. Capital gains are currently taxed at the same rate as ordinary income. However, the excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. However, any capital loss on the sale or redemption of a Unit that an investor has held for six months or less will be a long-term capital loss to the extent of any capital gain dividends previously distributed to the investor by the Fund. The deduction of capital losses is subject to limitations.

     Payments of principal on underlying mortgages or sales of Securities by the Fund (to meet redemptions or otherwise) may give rise to gain (including market discount) to the Fund. The amount of gain will be based upon the cost of the Security to the Fund and will be without regard to the value of the Security when a particular investor purchases his Units. Such gain must be distributed to Investors to avoid Federal income (or excise) taxation to the Fund. In the case of sales to meet redemptions, some or all of such gain must be so distributed to nonredeeming investors. Any such distribution will be taxable to investors as discussed above (i.e., as ordinary income or long-term capital gain), even if as to a particular investor the distribution economically represents a return of capital. Since such distributions do not reduce an investor's tax basis in his Units, an investor will have a corresponding capital loss (or a reduced amount of gain) on a subsequent sale or redemption of his Units.

     The Federal tax status of each year's distributions will be reported to investors and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of the Fund and to the tax treatment of distributions by the Fund to U.S. investors. Investors who are not U.S. citizens or residents should be aware that distributions from the Fund generally will be subject to a withholding tax of 30%, or a lower treaty rate, and should consult their own tax advisers to determine whether investment in the Fund is appropriate. Distributions may also be subject to state and local taxation and investors should consult their own tax advisers in this regard.

     Investors will be taxed in the manner described above regardless of whether distributions from the Fund are actually received by the investor or are automatically reinvested (see Income, Distributions and Reinvestment-- Reinvestment above).

TAXES -- SECTION B: MONTHLY PAYMENT U.S. TREASURY SERIES 1-17, 19-23; U.S.
         TREASURY SERIES 7--LADDERED ZERO COUPONS; GNMA SERIES J, 1A, 1B, 1C, 1I, 1K

     The following discussion addresses only the tax consequences of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Security in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). The total cost to an investor of his Units, including sales charges, is allocated to his pro rata portion of each Security, in proportion to the fair market values thereof on the date the investor purchases his Units, in order to determine his tax basis for his pro rata portion of each Security.

        Each investor will be considered to have received the interest or accrued original issue discount on his pro rata portion of each Security when interest on the Security is received or original issue discount is accrued by the Fund. An individual investor who itemizes deductions may deduct his pro rata share of fees and other expenses of the Fund only to the extent that such amount together with the investor's other miscellaneous deductions exceeds 2% of his adjusted gross income.

        If an investor's tax basis for his pro rata portion of a Security exceeds the redemption price at maturity thereof (subject to certain adjustments), the investor will be considered to have purchased his pro rata portion of the Security at a 'bond premium'. The investor may elect to amortize the bond premium prior to the maturity of the Security. The amount amortized in any year should be applied to offset the investor's interest from the Security and will result in a reduction of basis for his pro rata portion of the Security.

        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of by the Fund or when he sells or redeems all or some of his Units. Any such taxable gain or loss will be capital gain or loss, except that any gain from the disposition of an investor's pro rata portion of a Security acquired by the investor at a 'market discount' (i.e., where the investor's tax basis for his pro rata portion of the Security (which includes any original issue discount which will accrue thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount.

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as income of the investors.

        Notwithstanding the foregoing, an investor who is a non-resident alien individual or a foreign corporation (a 'Foreign Investor') will generally not be subject to U.S. federal income taxes, including withholding taxes, on the interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata portion of any Security provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most Securities issued by United States issuers), the Security is issued after July 18, 1984 and the Foreign Investor does not own, actually or constructively, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Security and is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Security,
     (iii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year and (iv) the Foreign Investor provides the required certification of his status and of certain other matters. Withholding agents will file with the Internal Revenue Service foreign person information returns with respect to such interest payments accompanied by such certifications. Foreign Investors should consult their own tax advisers with respect to United States federal income tax consequences of ownership of Units.

                                 *     *     *

     After the end of each calendar year, the Trustee will furnish to each investor an annual statement containing information relating to the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Fund of any Security), and the fees and expenses paid by the Fund. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors may request from the Trustee evaluations of the Securities that were furnished by the Evaluator.

Monthly Payment U.S. Treasury Series (except Series 18) and U.S. Treasury Series 7--Laddered Zero Coupons:

     The Sponsors believe that investors who are individuals will not be subject to any state or local personal income taxes on the interest received by the Fund and distributed to them. However, investors (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from the Fund and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual investors (and any other investors which are not subject to state and local taxes on the interest income derived from the Fund) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by the Fund, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsors believe that interest income from the Fund is exempt from state and local personal income taxes in all states, investors should consult their own tax advisers with respect to state and local taxation.

     A distribution to an investor of Securities upon redemption of Units will not be a taxable event to the investor or to nonredeeming investors. The redeeming investor's basis for the Securities will be equal to the basis for the Securities (previously represented by his Units) prior to the redemption, and his holding period for the Securities will include the period during which he held his Units. However, the investor will recognize taxable gain or loss when he sells the Securities so distributed.

     For GNMA Series J, 1A, 1B, 1C, 1I, 1K, an investor may also recognize ordinary gain or loss as a result of principal payments received on underlying mortgages issued by natural persons. In addition, any gain recognized by an investor on the disposition of his pro rata portion of a Ginnie Mae will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on the Ginnie Mae attributable to underlying mortgages.

     For Freddie Mac Series, the information statement relating to Freddie Mac PCs indicates that the mortgages underlying the Freddie Mac PCs may be subject to rules for obligations originally issued at a discount or to rules for stripped bonds and coupons under Section 1286 of the Code. Investors are urged to consult their tax advisers with respect to the application of these rules to an investment in Units. Investors may also recognize ordinary gain or loss as a result of principal payments received on underlying mortgages issued by natural persons.

     For U.S. Treasury Series 7--Laddered Zero Coupons, the Fund consists primarily of Stripped Treasury Securities. An investor is required to treat its pro rata portion of each Stripped Treasury Security as a bond that was originally issued on the date the investor purchased Units and at an original issue discount equal to the excess of the investor's pro rata portion of the amount payable on such Stripped Treasury Security over the Stripped Treasury Security's ratable share of the original bond's purchase price determined on the basis of the respective fair market values of the stripped bond and the stripped coupon. An investor in a pro rata portion of a Stripped Treasury Security is required to include in income annually a portion of such original issue discount determined under a formula which takes into account the compounding of interest. Because of the original issue discount rules, investors will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. The inclusion of original issue discount in gross income for Federal income tax purposes may differ from the accrual for financial accounting purposes to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than a semi-annual period. Therefore, purchase of Units may be appropriate only for Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans or for investors who can have taxable income attributed to them in advance of the receipt of the cash attributable to such income and prior to the time that such income is earned. Purchasers of Units should consult their own advisers as to the tax treatment of original issue discount with respect to their particular circumstances, including the application of state and local laws, in order to determine whether an investment in the Fund would be appropriate for them.

                                     * * *

     For GNMA Series 1A, 1B, 1C, 1I, 1K, the Sponsors believe that the mortgages underlying the Ginnie Maes originated after July 18, 1984. In the case of Monthly Payment U.S. Treasury Series (except Series 1 and 18) and U.S. Treasury Series 7--Laddered Zero Coupons, the Sponsors believe that the U.S. Treasury Securities, the interest on which is United States source income (which is the case for most Securities issued by United States issuers) were issued after July 18, 1984. To the best knowledge of the Sponsors, interest on any Security issued by a non-United States issuer is not subject to any foreign withholding taxes under current law.

RETIREMENT PLANS

     Certain Series of Government Securities Income Fund may be well suited for purchase by Individual Retirement Accounts ('IRAs'), Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below. Generally, capital gains and income received in each of the foregoing plans are exempt from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special 5 or 10 year averaging or tax-deferred rollover treatment. Investors in IRAs, Keogh plans and other tax-deferred retirement plans should consult their plan custodian as to the appropriate disposition of distributions. Investors considering participation in any of these plans should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any of these plans. These plans are offered by brokerage firms, including the Sponsor of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

Retirement Plans for the Self-Employed--Keogh Plans. Units of the Fund may be purchased by retirement plans established for self-employed individuals, partnerships or unincorporated companies ('Keogh plans'). The assets of a Keogh plan must be held in a qualified trust or other arrangement which meets the requirements of the Code. Keogh plan participants may also establish separate IRAs (see below) to which they may contribute up to an additional $2,000 per year ($2,250 in a spousal account).

     Individual Retirement Account--IRA. Any individual can make use of a qualified IRA arrangement for the purchase of Units of the Fund. Any individual (including one covered by an employer retirement plan) can make a contribution in an IRA equal to the lesser of $2,000 ($2,250 in a spousal account) or 100% of earned income; such investment must be made in cash. However, the deductible amount an individual may contribute will be reduced if the individual's adjusted gross income exceeds $25,000 (in the case of a single individual), $40,000 (in the case of married individuals filing a joint return) or $200 (in the case of a married individual filling a separate return). Certain transactions which are prohibited under Section 408 of the Code will cause all or a portion of the amount in an IRA to be deemed to be distributed and subject to tax at that time. Unless nondeductible contributions were made in 1987 or a later year, all distributions from an IRA will be treated as ordinary income but generally are eligible for tax-deferred rollover treatment. Taxable distributions made before attainment of age 59 1/2, except in the case of the participant's death or disability or where the amount distributed is part of a series of substantially equal periodic (at least annual) payments that are to be made over the life expectancies of the participant and his or her beneficiary, are generally subject to a surtax in an amount equal to 10% of the distribution.

     Corporate Pension and Profit-Sharing Plans. A pension or profit-sharing plan for employees of a corporation may purchase Units of the Fund.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Securities and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Securities held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Securities in exchange or substitution for Securities (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Securities removed and the replacement Securities deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Securities held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity or sale of any Security), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor. Investors may obtain copies of Security evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in Part A of the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     In maintaining a secondary market for Units, the Sponsors will realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

     Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Securities in the Portfolio, so there may be a gain or loss when Units are sold.

     Fund performance may be compared to performance data from publications such as Donoghue's Money Fund Report, Lehman Brothers Intermediate Treasury Bond Index, Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

SUPPLEMENTAL INFORMATION

     Upon written or telephonic request to the Trustee shown on the back cover of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Securities that may be part of the Fund's Portfolio and general information about the structure and operation of the Fund.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

                                   APPENDIX A
                             SECONDARY MARKET SALES
                              GNMA SERIES 1 AND 2

                                                                                        SALES CHARGE
                                                                         (GROSS UNDERWRITING PROFIT)              DEALER
                                                                                                             CONCESSION AS
                                                                                                                PERCENT OF
                                                                      ----------------------------------            PUBLIC
                                                                      AS PERCENT OF      AS PERCENT OF      OFFERING PRICE
                                                                      BID SIDE PUBLIC      NET AMOUNT     -----------------------
     NUMBER OF UNITS                                                  OFFERING PRICE         INVESTED
--------------------------------------------------------------------  -----------------  ---------------
Less than 250.......................................................           4.25%            4.439%               2.763%
250-499.............................................................           3.25             3.359                2.113
500-749.............................................................           2.50             2.564                1.625
750-999.............................................................           2.00             2.041                1.300
1,000 or more.......................................................           1.50             1.523                0.975

                                              GNMA SERIES J AND SUBSEQUENT SERIES
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            4.25%             4.439%           2.763%
250,000-499,999...........................................................            3.25              3.359            2.113
500,000-749,999...........................................................            2.50              2.564            1.625
750,000-999,999...........................................................            2.00              2.041            1.300
1,000,000 or more.........................................................            1.50              1.523            0.975

                                                FREDDIE MAC SERIES 10, 11 AND 12
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 100,000.........................................................            3.50%             3.627%           2.275%
100,000-499,999...........................................................            3.00              3.093            1.950
500,000-749,999...........................................................            2.25              2.302            1.463
750,000-999,999...........................................................            1.50              1.523            0.975
1,000,000 or more.........................................................            1.25              1.266            0.813

                                          MONTHLY PAYMENT U.S. TREASURY SERIES 1 AND 3
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            2.50%             2.564%           1.625%
250,000-499,999...........................................................            2.00              2.041            1.300
500,000-749,999...........................................................            1.50              1.523            0.975
750,000-999,999...........................................................            1.25              1.266            0.813
1,000,000 or more.........................................................            1.00              1.010            0.650

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 5
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            2.75%             2.828%           1.788%
250,000-499,999...........................................................            2.25              2.302            1.463
500,000-749,999...........................................................            1.50              1.523            0.975
750,000-999,999...........................................................            1.25              1.266            0.813
1,000,000 or more.........................................................            1.00              1.010            0.650

                                 MONTHLY PAYMENT U.S. TREASURY SERIES 6

                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 1,000,000.......................................................            1.00%             1.010%           0.650%
1,000,000 or more.........................................................            0.50              0.503            0.325

                 U.S. TREASURY SERIES 7--LADDERED ZERO COUPONS

                                                                                                      SALES CHARGE        DEALER
                                                                                       (GROSS UNDERWRITING PROFIT)      CONCESSION
                                                                                    ----------------------------------
                                                                                    AS PERCENT OF      AS PERCENT OF
                                                                                    PUBLIC OFFERING      NET AMOUNT
     NUMBER OF UNITS                                                                        PRICE          INVESTED     AS PERCENT
----------------------------------------------------------------------------------  -----------------  ---------------   OF PUBLIC
                                                                                                                          OFFERING
                                                                                                                             PRICE
                                                                                                                        -----------
ASSURANCE TRUST 1995
  Less than 1,000.................................................................           1.25%            1.266%         0.813%
  1,000 or more...................................................................           1.00             1.010          0.650
ASSURANCE TRUST 2000
  Less than 500...................................................................           2.00%            2.041%         1.300%
  500-999.........................................................................           1.50             1.523          0.975
  1,000 or more...................................................................           1.00             1.010          0.650
ASSURANCE TRUST 2005
  Less than 250...................................................................           3.00%            3.093%         1.950%
  250-499.........................................................................           2.50             2.564          1.625
  500-749.........................................................................           2.00             2.041          1.300
  750-999.........................................................................           1.50             1.523          0.975
  1,000 or more...................................................................           1.00             1.010          0.650

             MONTHLY PAYMENT U.S. TREASURY SERIES 8, 19, 20 AND 23
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------        PUBLIC
                                                                              AS PERCENT OF      AS PERCENT OF    OFFERING PRICE
                                                                              BID SIDE PUBLIC      NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.50%            1.523%           0.975%
1,000,000 or more...........................................................           1.25             1.266            0.813

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 10
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           1.75%            1.781%           1.138%
500,000-999,999.............................................................           1.25             1.266            0.813
1,000,000 or more...........................................................           0.75             0.756            0.488

                                         MONTHLY PAYMENT U.S. TREASURY SERIES 12 AND 13
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           0.75%            0.756%           0.488%
1,000,000 or more...........................................................           0.50             0.503            0.325

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 14
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.00%            1.010%           0.650%
1,000,000 or more...........................................................           0.75             0.756            0.488

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 15
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           2.00%            2.041%           1.300%
500,000-999,999.............................................................           1.50             1.523            0.975
1,000,000 or more...........................................................           1.00             1.010            0.650

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 16
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.25%            1.266%           0.813%
1,000,000 or more...........................................................           1.00             1.010            0.650

                                     MONTHLY PAYMENT U.S. TREASURY SERIES 17, 18, 21 AND 22
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           2.25%            2.302%           1.463%
500,000-999,999.............................................................           1.75             1.781            1.138
1,000,000 or more...........................................................           1.25             1.266            0.813

                                                 U.S. TREASURY STRATEGY SERIES 1
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.50%            1.523%           0.975%
1,000,000 to 4,999,999......................................................           1.00             1.010            0.650
5,000,000 or more...........................................................           0.75             0.756            0.490

     The above graduated sales charges will apply on all purchases on any one day by the same purchaser of Units only in the amounts stated. Concurrent purchases in the secondary market of one or more Series sponsored by the Sponsors which have the same rates of sales charge will be aggregated. Units held in the name of the spouse of the purchaser or in the name of a child of the purchaser under 21 years of age are deemed to be registered in the name of the purchaser. The graduated sales charges are also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

                                                                    14102--10/95

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     U.S. Treasury Series--7
Defined Asset Funds                     (Laddered Zero Coupons)
P.O. Box 9051                           Unit Investment Trusts
Princeton, NJ 08543-9051                This Prospectus does not contain all of
(609) 282-8500                          the information with respect to the
Smith Barney Inc.                       investment company set forth in its
Unit Trust Department                   registration statement and exhibits
388 Greenwich Street--23rd Floor        relating thereto which have been filed
New York, NY 10013                      with the Securities and Exchange
(212) 816-4000                          Commission, Washington, D.C. under the
PaineWebber Incorporated                Securities Act of 1933 and the
1200 Harbor Boulevard                   Investment Company Act of 1940, and to
Weehawken, NJ 07087                     which reference is hereby made. Copies
(201) 902-3000                          of filed material can be obtained from
Prudential Securities Incorporated      the Public Reference Section of the
One New York Plaza                      Commission, 450 Fifth Street, N.W.,
New York, NY 10292                      Washington, D.C. 20549 at prescribed
(212) 778-6164                          rates. The Commission also maintains a
Dean Witter Reynolds Inc.               Web site that contains information
Two World Trade Center--59th Floor      statements and other information
New York, N.Y. 10048                    regarding registrants such as Defined
(212) 392-2222                          Asset Funds that file electronically
TRUSTEE:                                with the Commission at
The Bank of New York                    http://www.sec.gov.
Unit Investment Trust Department        ------------------------------
P.O. Box 974                            No person is authorized to give any
Wall Street Station                     information or to make any
New York, NY 10268-0974                 representations with respect to this
1-800-221-7771                          investment company not contained in its
                                        registration statement and exhibits
                                        related thereto; and any information or
                                        representation not contained therein
                                        must not be relied upon as having been
                                        authorized.
                                        This Prospectus shall not constitute an
                                        offer to sell or the solicitation of an
                                        offer to buy nor shall there be any sale of these securities in any State in which such offer solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                                      12960--3/97